COMMITMENTS AND CONTINGENCIES (Details Narrative) - Broad Capital Acquisition Corp [Member] - USD ($)				3 Months Ended		9 Months Ended	12 Months Ended
	Feb. 10, 2022	Feb. 09, 2022	Jan. 13, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock to Sponsor, shares			101,000,000
Proceeds from issuance initial public offering					$ 99,429,074		$ 99,429,074
Shares issued, price per share			$ 10.10
Underwriting Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued, price per share		$ 0.20
Cash underwriting discount		$ 2,000,000
Cash underwriting discount were exercised		$ 2,300,000
Deferred fees, per unit		$ 0.35
Deferred underwriting commissions		$ 3,500,000
Deferred underwriting commissions were exercised		$ 4,025,000
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock to Sponsor, shares	159,069	159,069
Proceeds from issuance initial public offering	$ 1,590,690	$ 1,590,690
Shares issued, price per share	$ 10.00